License Agreements (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 14, 2017	Sep. 22, 2016	Dec. 31, 2013
Subsequent Event
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Proceeds from definitive agreement for the assignment of CERC 501	$ 25,000
Portion of proceeds deposited in escrow	$ 3,750
Escrow deposit, term	12 months
Milestone payment from definitive agreement for the assignment of CERC 501	$ 20,000
Lilly | CERC-611
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments		$ 2,000
Upfront payment due within 30 days		$ 750
Term within execution of license agreement		30 days
Upfront payment due after first subject dosed		$ 1,250
Merck | CERC-301
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Total initial payments			$ 1,500
Additional payments			750
Merck | CERC-301 | Research and development
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments			750
Merck | COMTi
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments			$ 200